TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
US Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	21.00%	21.00%
Net operating loss carryforwards	$ 502,053	$ 496,950
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	23.00%	23.00%
Net operating loss carryforwards	$ 34,688	$ 26,623